Lease Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Leases Disclosure [Line Items]
Minimum lease payments receivable	¥ 225,463	¥ 232,798
Unearned income	(19,252)	(21,839)
Net lease receivables	¥ 206,211	¥ 210,959